UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.0%
	Shares	Value
Austria — 0.8%
Erste Group Bank	15,303	$392,651

Belgium — 1.3%
KBC Groep *	11,881	643,509

Canada — 1.8%
Canadian National Railway	2,242	150,112
Suncor Energy	7,030	289,104
Talisman Energy	46,513	486,061

		925,277

China — 4.6%
Baidu ADR *	5,056	1,092,349
JD.com ADR *	12,812	366,167
Vinda International Holdings	494,000	830,350

		2,288,866

Denmark — 1.2%
Novo Nordisk	4,796	220,627
TDC	39,775	400,996

		621,623

France — 12.1%
Accor	6,591	318,938
Airbus Group	4,717	273,468
AXA	10,532	241,781
BNP Paribas	14,826	982,990
GDF Suez	18,567	478,368
Kering	1,132	242,154
Lafarge	6,714	522,169
L’Oreal	903	152,362
LVMH Moet Hennessy Louis Vuitton	655	112,587
Orange	51,498	805,796
Pernod Ricard	3,128	350,036
Sanofi	4,385	460,027
Schneider Electric	1,305	110,521
Sodexo	8,758	869,762
Vinci	1,819	125,437

		6,046,396

Germany — 12.5%
Allianz	1,425	237,058
BASF	3,008	311,068
Bayer	8,863	1,168,177
Continental	1,751	376,809
Daimler	5,090	419,693
Deutsche Post	16,420	524,944
Deutsche Telekom	42,959	696,581
Fresenius & KGaA	1,852	276,731
HeidelbergCement	9,414	697,785
Linde	2,343	477,503

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Germany — continued
Muenchener Rueckversicherungs	2,314	$490,584
SAP	7,627	598,953

		6,275,886

Hong Kong — 0.6%
Sands China	21,200	155,644
Wynn Macau	34,000	144,888

		300,532

Ireland — 3.2%
Bank of Ireland *	3,905,351	1,371,199
CRH	9,529	221,767

		1,592,966

Italy — 7.5%
Banca Popolare di Milano Scarl *	268,779	234,038
Intesa Sanpaolo	383,643	1,138,388
Mediaset *	97,184	385,229
Telecom Italia	856,357	800,047
UniCredit	151,272	1,179,172

		3,736,874

Japan — 10.6%
Bridgestone	12,600	454,871
Daikin Industries	9,300	638,901
Isuzu Motors	61,000	423,501
ITOCHU	14,600	185,952
Japan Tobacco	11,300	397,509
KDDI	8,300	477,248
Nitto Denko	3,800	169,630
Seven & I Holdings	12,000	499,533
SMC	1,000	276,159
Suzuki Motor	12,500	417,247
Toyota Motor	11,800	696,876
Unicharm	11,000	673,757

		5,311,184

Mexico — 2.7%
America Movil ADR	23,533	554,673
Cemex ADR *	61,533	772,863

		1,327,536

Netherlands — 3.5%
ASML Holding	7,764	731,655
Constellium *	14,126	409,372
Delta Lloyd	9,385	216,613
Heineken	3,647	255,985
Koninklijke Philips	4,051	124,757

		1,738,382

Norway — 1.0%
DNO *	33,281	111,266
Telenor	16,716	383,971

		495,237

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
South Africa — 0.5%
MTN Group	12,137	$251,381

Spain — 1.7%
Banco Bilbao Vizcaya Argentaria	36,628	449,907
Mediaset Espana Comunicacion *	21,373	249,093
Telefonica	7,876	128,298

		827,298

Sweden — 0.5%
Telefonaktiebolaget LM Ericsson, Cl B	20,158	250,723

Switzerland — 7.8%
Holcim *	3,063	244,942
Nobel Biocare Holding *	28,947	507,735
Novartis	13,265	1,153,339
Roche Holding	3,419	991,614
Swiss Re *	5,810	493,595
Zurich Insurance Group *	1,780	516,795

		3,908,020

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing ADR	23,340	466,800

United Kingdom — 18.2%
AstraZeneca	4,195	306,305
Barclays	238,346	903,499
BHP Billiton	6,891	235,067
BT Group	83,598	547,310
Compass Group	8,070	131,498
Consort Medical	16,041	245,770
Experian	13,494	230,893
GKN	19,386	111,541
Glencore Xstrata *	21,549	130,213
HSBC Holdings	59,790	641,006
Imperial Tobacco Group	10,875	470,823
Lloyds Banking Group *	898,545	1,120,198
Prudential	12,624	290,149
Regus	270,272	790,346
Royal Bank of Scotland Group *	45,056	268,555
Smith & Nephew	32,933	566,769
Tesco	52,649	228,430
TSB Banking Group *	30,000	144,857
Vodafone Group	257,610	857,869
Whitbread	2,476	179,301
WPP	34,551	687,794

		9,088,193

TOTAL COMMON STOCK (Cost $47,650,090)		46,489,334

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2014
(Unaudited)

EXCHANGE TRADED FUNDS — 4.1%
	Shares	Value
iShares MSCI Brazil Capped ETF	31,353	$1,520,621
iShares MSCI India Index ETF *	73,600	546,848

TOTAL EXCHANGE TRADED FUNDS (Cost $1,966,172)		2,067,469

PREFERRED STOCK — 1.6%
Germany — 1.6%
Henkel & KGaA	1,098	122,003
Porsche Automobil Holding	1,150	107,406
Volkswagen	2,482	575,967

TOTAL PREFERRED STOCK (Cost $917,683)		805,376

SHORT-TERM INVESTMENT — 0.0%
SEI Daily Income Trust, Government Fund, 0.020% (A) (Cost $4,164)	4,164	4,164

TOTAL INVESTMENTS — 98.7% (Cost $50,538,109)†		$49,366,343

Percentages are based on Net Assets of $50,010,436.

The outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Northern Trust Company	9/16/14-10/22/14	EUR	3,046,000	USD	4,124,906	$48,845
Northern Trust Company	9/11/14	JPY	207,000,000	USD	2,019,512	5,740

						$54,585

For the period ended July 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $50,538,109, and the unrealized appreciation and depreciation were $1,509,253 and $(2,681,019), respectively.

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange Traded Fund

EUR – Euro

JPY – Japanese Yen

MSCI – Morgan Stanley Capital International

USD – U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JULY 31, 2014
(Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at July 31, 2014:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Austria	$—	$392,651	$—	$392,651
Belgium	—	643,509	—	643,509
Canada	925,277	—	—	925,277
China	1,458,516	830,350	—	2,288,866
Denmark	—	621,623	—	621,623
France	—	6,046,396	—	6,046,396
Germany	—	6,275,886	—	6,275,886
Hong Kong	—	300,532	—	300,532
Ireland	—	1,592,966	—	1,592,966
Italy	—	3,736,874	—	3,736,874
Japan	—	5,311,184	—	5,311,184
Mexico	1,327,536	—	—	1,327,536
Netherlands	409,372	1,329,010	—	1,738,382
Norway	—	495,237	—	495,237
South Africa	—	251,381	—	251,381
Spain	—	827,298	—	827,298
Sweden	—	250,723	—	250,723
Switzerland	—	3,908,020	—	3,908,020
Taiwan	466,800	—	—	466,800
United Kingdom	390,627	8,697,566	—	9,088,193

Total Common Stock	4,978,128	41,511,206	—	46,489,334

Exchange Traded Funds	2,067,469	—	—	2,067,469
Preferred Stock	—	805,376	—	805,376
Short-Term Investment	4,164	—	—	4,164

Total Investments in Securities	$7,049,761	$42,316,582	$—	$49,366,343

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$54,585	$—	$54,585

* Forwards contracts are valued at the unrealized appreciation on the instrument.

† For the period ended July 31, 2014, there were transfers between Level 1 and Level 2 investments in securities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s Prospectus or Statement of Additional Information.

RSQ-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014